UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Convertible Bonds (88.2%)
Consumer Discretionary (2.3%)
[1]	American Real Estate	4.000%	8/15/13	2,580	1,522
[1]	Iconix Brand Group	1.875%	6/30/12	8,455	5,443
	Interpublic	4.250%	3/15/23	19,500	13,333
[1]	Stewart Enterprises	3.125%	7/15/14	4,245	2,176
					22,474
Consumer Staples (3.9%)
[1]	Archer-Daniels-Midland Co.	0.875%	2/15/14	4,820	4,416
	Archer-Daniels-Midland Co.	0.875%	2/15/14	8,735	8,004
	Chattem Inc.	1.625%	5/1/14	9,955	8,673
	Molson Coors Brewing Co.	2.500%	7/30/13	11,555	11,815
	Smithfield Foods Inc.	4.000%	6/30/13	4,405	2,753
	Tyson Foods Inc.	3.250%	10/15/13	3,390	2,797
					38,458
Energy (16.0%)
	Bill Barrett Corp.	5.000%	3/15/28	9,370	7,133
	Bristow Group	3.000%	6/15/38	9,705	5,617
	Carrizo Oil & Gas	4.375%	6/1/28	14,550	7,675
	Chesapeake Energy Corp.	2.750%	11/15/35	1,880	1,302
	Chesapeake Energy Corp.	2.250%	12/15/38	29,650	15,752
	Core Laboratories LP	0.250%	10/31/11	16,970	16,885
	GMX Resources	5.000%	2/1/13	7,680	5,760
	Goodrich Petroleum Corp.	3.250%	12/1/26	15,205	11,525
	Hornbeck Offshore Services	1.625%	11/15/26	14,805	8,957
	Massey Energy Co.	3.250%	8/1/15	2,925	1,857
	Parker Drilling	2.125%	7/15/12	2,700	1,772
[1]	Patriot Coal	3.250%	5/31/13	5,050	2,260
	Pennsylvania Virginia Co.	4.500%	11/15/12	13,745	9,244
	Pioneer Natural	2.875%	1/15/38	2,945	2,190
	SEACOR Holdings Inc.	2.875%	12/15/24	9,320	8,866
	St. Mary Land & Exploration	3.500%	4/1/27	16,675	12,152
[1]	Superior Energy Services, Inc.	1.500%	12/15/26	3,440	2,511
	Superior Energy Services, Inc.	1.500%	12/15/26	11,730	8,563
	Transocean Inc.	1.500%	12/15/37	15,300	12,871
	Transocean Inc.	1.500%	12/15/37	3,290	2,636
	Transocean Inc.	1.625%	12/15/37	12,740	11,355
	Trico Marine	3.000%	1/15/27	7,415	1,603
[1]	Trico Marine	6.500%	5/15/28	3,460	1,159
					159,645
Financials (2.3%)
	Prudential Financial Inc.	0.366%	12/15/37	18,860	18,153
[1]	Rayonier TRS Holdings Inc.	3.750%	10/15/12	4,940	4,310
	Rayonier TRS Holdings Inc.	3.750%	10/15/12	130	113
					22,576

Health Care (26.4%)
[1]	Allergan, Inc.	1.500%	4/1/26	10,005	9,555
	Allergan, Inc.	1.500%	4/1/26	8,570	8,184
	American Medical Systems Holdings, Inc.	3.250%	7/1/36	11,155	8,575
	Amerigroup Corp.	2.000%	5/15/12	21,840	18,782
	Amgen Inc.	0.125%	2/1/11	15,800	14,516
	Amgen Inc.	0.375%	2/1/13	13,695	12,120
	Chemed Corp.	1.875%	5/15/14	3,550	2,618
	China Medical Technologies	4.000%	8/15/13	9,235	4,548
	Cubist Pharmaceuticals Inc.	2.250%	6/15/13	20,165	14,664
[1]	Cyberomnics Inc.	3.000%	9/27/12	5,265	3,337
[1]	Gilead Sciences Inc.	0.500%	5/1/11	15,735	19,216
	Gilead Sciences Inc.	0.500%	5/1/11	1,745	2,131
	Hologic Inc.	2.000%	12/15/37	17,910	11,642
[1]	Integra Lifesciences	2.375%	6/1/12	7,790	5,628
	Inverness Medical Innovations Inc.	3.000%	5/15/16	3,505	2,655
[1]	Inverness Medical Innovations Inc.	3.000%	5/15/16	8,400	6,363
	Invitrogen Corp.	2.000%	8/1/23	6,720	7,014
	Invitrogen Corp.	1.500%	2/15/24	11,500	9,976
	Invitrogen Corp.	3.250%	6/15/25	6,455	6,019
	Kendle International Inc.	3.375%	7/15/12	3,515	2,500
	Medtronic Inc.	1.500%	4/15/11	13,280	12,251
	Mylan Labratories Inc.	1.250%	3/15/12	8,440	7,100
[1]	Nuvasive Inc.	2.250%	3/15/13	15,245	13,206
[1]	PSS World Medical Inc.	3.125%	8/1/14	6,055	5,170
	SFBC International, Inc.	2.250%	8/15/24	8,325	8,096
	Teva Pharmaceutical Financial	0.250%	2/1/26	8,745	8,975
	Teva Pharmaceutical Financial	1.750%	2/1/26	20,778	22,025
	Valeant Pharmaceuticals International	3.000%	8/16/10	5,675	5,505
	Valeant Pharmaceuticals International	4.000%	11/15/13	5,680	4,920
	Wilson Greatbatch	2.250%	6/15/13	1,540	1,138
[1]	Wilson Greatbatch	2.250%	6/15/13	6,010	4,440
					262,869
Industrials (12.0%)
[1]	AAR Corp.	1.625%	3/1/14	5,110	3,175
	Albany International Corp.	2.250%	3/15/26	2,355	1,275
[1]	Alliant Techsystems Inc.	2.750%	9/15/11	6,675	6,491
	Alliant Techsystems Inc.	2.750%	9/15/11	1,990	1,935
	Barnes Group Inc.	3.750%	8/1/25	5,830	4,810
[1]	Barnes Group Inc.	3.375%	3/15/27	6,080	3,557
	Barnes Group Inc.	3.375%	3/15/27	2,490	1,457
	Continental Airlines, Inc.	5.000%	6/15/23	16,695	14,003
	Covanta Holding	1.000%	2/1/27	16,755	13,634
	Energy Conversion Device	3.000%	6/15/13	355	214

[1]	General Cable Corp.	1.000%	10/15/12	12,580	8,507
	General Cable Corp.	1.000%	10/15/12	395	267
	L-3 Communications Corp.	3.000%	8/1/35	21,916	21,313
	SunPower Corp.	0.750%	8/1/27	11,760	9,673
	Suntech Power Holdings	0.250%	2/15/12	5,076	4,131
[1]	Suntech Power Holdings	3.000%	3/15/13	11,380	3,613
	Triumph Group	2.625%	10/1/26	6,025	5,468
	UAL Corp.	4.500%	6/30/21	15,140	6,283
	Waste Connections, Inc.	3.750%	4/1/26	6,240	6,084
[1]	Waste Connections, Inc.	3.750%	4/1/26	4,185	4,080
					119,970
Information Technology (17.6%)
[1]	Alliance Data System Co.	1.750%	8/1/13	10,375	6,925
	Arris Group, Inc.	2.000%	11/15/26	6,805	4,628
[1]	CACI International Inc.	2.125%	5/1/14	1,575	1,492
	CACI International Inc.	2.125%	5/1/14	5,175	4,903
	Ciena Corp.	0.250%	5/1/13	18,620	10,404
	Commscope Inc.	1.000%	3/15/24	7,555	7,479
	CSG Systems Intl. Inc.	2.500%	6/15/24	9,685	8,438
	Earthlink Inc.	3.250%	11/15/26	10,425	9,591
	EMC Corp.	1.750%	12/1/11	13,995	13,488
	EMC Corp.	1.750%	12/1/13	5,445	5,132
	Equinix Inc.	2.500%	4/15/12	18,790	14,680
	Equinix Inc.	3.000%	10/15/14	2,520	1,644
	FEI Co.	2.875%	6/1/13	3,830	3,236
	Informatica Corp.	3.000%	3/15/26	11,545	10,780
	Itron Inc.	2.500%	8/1/26	7,510	7,200
	Lawson Software Inc.	2.500%	4/15/12	5,820	4,540
[1]	Lawson Software Inc.	2.500%	4/15/12	9,355	7,297
	Linear Technology Corp.	3.000%	5/1/27	2,055	1,606
	Magma Design Automation Inc.	2.000%	5/15/10	235	134
[1]	Magma Design Automation Inc.	2.000%	5/15/10	1,264	721
[1]	Netapp Inc.	1.750%	6/1/13	13,840	10,813
	ON Semiconductor	2.625%	12/15/26	22,550	14,770
	Sybase Inc.	1.750%	2/22/25	1,760	2,059
	Symantec Corp.	0.750%	6/15/11	13,080	12,246
[1]	Synnex Corp.	4.000%	5/15/18	5,670	3,962
	WebMD Corp.	1.750%	6/15/23	7,395	6,868
					175,036
Materials (3.0%)
[1]	Kinross Gold	1.750%	3/15/28	14,170	12,452
	Newport Mining Corp	3.000%	2/15/12	15,100	17,667
					30,119

Telecommunication Services (3.5%)
	Nii Holdings	3.125%	6/15/12	300	199
	Nii Holdings	2.750%	8/15/25	9,635	8,455
	Qwest Communications International, Inc.	3.500%	11/15/25	12,908	11,537
[1]	SBA Communications Corp.	1.875%	5/1/13	20,075	14,805
					34,996
Utilities (1.2%)
	CMS Energy Corp.	2.875%	12/1/24	7,565	7,414
	Unisource Energy Corp	4.500%	3/1/35	5,120	4,070
					11,484
Total Convertible Bonds (Cost $1,074,008)					877,627

	Coupon	Shares	Market Value ($000)
Convertible Preferred Stock (7.7%)
Consumer Staples (0.2%)
Archer-Daniels-Midland Co.	6.250%	55,400	1,951

Energy (0.1%)
Bristow Group	5.500%	20,800	591

Financials (2.9%)
Aspen Insurance Holdings, Ltd.	5.625%	165,460	6,474
Bank of America Corp	7.250%	31,940	11,658
Fifth Third Bank	8.500%	110,800	3,379
KeyCorp	7.750%	133,300	7,665
			29,176

Health Care (1.1%)
	Inverness Medical Innovations Inc.	3.000%	59,424	8,528
	Schering-Plough Corp.	6.000%	16,000	2,710
				11,238
Industrials (0.3%)
	Continental Airlines Financial Trust	6.000%	163,300	2,511

Materials (1.6%)
	Freeport-McMoRan Copper & Gold, Inc.	5.500%	20,950	16,131

Telecommunication Services (0.7%)
	Crown Castle International Corp.	6.250%	157,800	6,845

Utilities (0.8%)
	CMS Energy Corp	4.500%	138,900	8,091

Total Convertible Preferred Stocks (Cost $114,545)				76,534
Temporary Cash Investment (4.0%)
[2]	Vanguard Market Liquidity Fund (Cost $40,578)	0.663%	40,577,634	40,578
Total Investments (99.9%) (Cost $1,229,131)				994,739
Other Assets and Liabilities-Net (0.1%)				546
Net Assets (100%)				995,285

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $178,602,000, representing 17.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $1,229,131,000. Net unrealized depreciation of investment securities for tax purposes was $234,392,000, consisting of unrealized gains of $17,563,000 on securities that had risen in value since their purchase and $251,955,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	117,112
Level 2- Other significant observable inputs	877,627
Level 3- Significant unobservable inputs	-
Total	994,739

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.